Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenues
Schedule of revenues by geographic region

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
	(€ in thousands)		(€ in thousands)
EMEA	3,690	3,554	6,822	6,393
Germany	1,220	2,023	2,737	3,454
France	1,160	503	1,749	1,028
Others	1,310	918	2,336	1,911
Asia Pacific	449	1,001	1,217	1,280
China	135	808	328	932
South Korea	181	165	307	256
Others	133	28	582	92
Americas	1,123	598	2,275	2,010
United States	1,115	579	2,254	1,831
Others	8	19	21	179
Total	5,262	5,153	10,314	9,683